Consolidated statements of cash flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Net income	€ 622,752	€ 475,860
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,265,256	1,326,037
Change in deferred taxes, net	(119,165)	(89,516)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(38,148)	(30,321)
Income from equity method investees	(102,730)	(98,419)
Interest expense, net	255,688	251,832
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(228,737)	(165,006)
Inventories	12,236	(55,633)
Other current and non-current assets	(111,148)	55,456
Accounts receivable from related parties	129,582	88,971
Accounts payable to related parties	(23,882)	(26,501)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	116,245	161,626
Income tax liabilities	332,798	380,120
Received dividends from investments in equity method investees	5,151	148,096
Paid interest	(276,771)	(285,019)
Received interest	48,740	59,079
Paid income taxes	(333,425)	(286,927)
Net cash provided by (used in) operating activities	1,554,442	1,909,735
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(458,668)	(434,318)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(18,509)	(21,085)
Investments in debt securities	(64,589)	(98,137)
Proceeds from sale of property, plant and equipment	6,504	4,728
Proceeds from divestitures, net of cash disposed	502,072	25,566
Proceeds from sale of debt securities	67,445	75,520
Net cash provided by (used in) investing activities	34,255	(447,726)
Financing activities
Proceeds from short-term debt from unrelated parties	182,287	367,783
Repayments of short-term debt from unrelated parties	(537,069)	(482,072)
Proceeds from short-term debt from related parties		10,204
Repayments of short-term debt from related parties		(11,204)
Proceeds from long-term debt	40,361	210,567
Repayments of long-term debt	(249,723)	(35,198)
Repayments of lease liabilities from unrelated parties	(484,526)	(527,693)
Repayments of lease liabilities from related parties	(18,666)	(19,196)
Increase (decrease) of accounts receivable facility	(22,995)	(92,311)
Dividends paid	(349,162)	(328,623)
Distributions to noncontrolling interests	(178,661)	(234,250)
Contributions from noncontrolling interests	14,039	29,118
Net cash provided by (used in) financing activities	(1,604,115)	(1,112,875)
Effect of exchange rate changes on cash and cash equivalents	(24,595)	(48,562)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(40,013)	300,572
Cash and cash equivalents at beginning of period	1,427,225	1,273,787
Cash and cash equivalents at end of period	1,387,212	1,574,359
Thereof: cash and cash equivalents within the disposal groups	€ 16,322	€ 21,106